BUSINESS ACQUISITION (Tables)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BUSINESS ACQUISITION
Schedule of fair value net assets
Cash	$44,313
Payables	$(396)
Other current liabilities	$(1,509)
Net assets	$42,408

Cash	$44,275
Other current liabilities	$(1,509)
Net assets	$42,766